The Company and key events	6 Months Ended
Jun. 30, 2021
Notes To The Financial Statements [Abstract]
The Company and key events	The Company and key eventsThe company
Innate Pharma SA (the “Company” and, with its subsidiary, referred to as the “Group”), is a global, clinical-stage oncology-focused biotech company dedicated to improving treatment and clinical outcomes for patients through therapeutic antibodies that harness the immune system to fight cancer.
Company’s broad pipeline of antibodies includes several potentially first-in-class clinical and preclinical candidates in cancers with high unmet medical need.
The company is a pioneer in the understanding of Natural Killer cell biology and has expanded its expertise in the tumor microenvironment and tumor-antigens, as well as antibody engineering. This innovative approach has resulted in a diversified proprietary portfolio and major alliances with leaders in the biopharmaceutical industry including Bristol-Myers Squibb, Novo Nordisk A/S, Sanofi, and a multi-products collaboration with AstraZeneca.
Since its creation, the Company has suffered losses due to its research and development ("R&D") activities. The first half of 2021 generated a net loss of 23,719 thousand euros. As of June 30, 2021, shareholders' equity amounted to 133,561 thousand euros. Subject to receiving new milestone payments related to its collaboration agreements, the Company expects to incur additional losses until, if necessary, it can generate significant revenues from its product candidates in development.
The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its R&D; (ii) regulatory approval and market acceptance of the Company’s future product candidates; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term, to be financed through partnership agreements for the development and commercialization of its drug candidates and through the issuance of new equity instruments.
The activity of the Company is not subject to seasonal effects.
As of June 30, 2021, the Company had one wholly owned subsidiary: Innate Pharma, Inc., incorporated under the laws of Delaware in 2009.
Innate Pharma is based in Marseille, France and listed on Euronext Paris and Nasdaq in the U.S., and had 212 employees as of June 30, 2021.
Key events for the six-month period ended June 30, 2021•Following the December 2020 announcement, Innate and AstraZeneca have successfully executed the Lumoxiti termination and transition agreement. The companies are currently in a transition period, in which Innate will remain the Biologics License Application (BLA) holder in the US until September 30, 2021. AstraZeneca will reimburse Innate for all Lumoxiti related costs and expenses, and Innate will remit proceeds from net sales to AstraZeneca. In the full year results 2020 announcement, the Company reported a contingent liability of up to $12.8 million in its consolidated financial statements, which was linked to the split of certain manufacturing costs. As part of the termination and transition agreement, Innate and AstraZeneca agreed to split the manufacturing costs, and Innate will pay $6.2 million on April 30, 2022. This amount of $6.2 million (€5.2 million as of June 30, 2021) was booked as a provision for charges as of June 30, 2021.▪On July 6, 2021, the Company announced that FORCE (FOR COVID-19 Elimination), the investigator-sponsored, Phase 2 clinical trial evaluating the safety and efficacy of avdoralimab, in COVID-19 patients with severe pneumonia, did not meet its primary endpoints in all three cohorts of the trial. These results reflect the technical and commercial failure of the project. Consequently, the Company considers that as of June 30, 2021, the €1,360 thousand first tranche of refundable advance as non refundable in accordance with the terms of the agreement, in light of the technical and commercial failure of the project. As a reminder, this payment was received by the Company following the financing contract signed in August 2020 with BPI. This financing contract was signed as part of the program set up by the French government to help and develop a therapeutic solution with preventive or curative aim against COVID-19.